UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karamaan Group, LLC

Address:  1212 Sixth Ave, 11th Floor
          New York, NY 10036


13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kim
Title:  Managing Member
Phone:  212-542-3300


Signature, Place and Date of Signing:

  /s/ John Kim               New York, New York            February 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]               [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $61,159
                                       (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANGRS      SOLE   SHARED    NONE
CABOT OIL & GAS CORP             COM      127097103    1,685      22,200  SH           SOLE                14,400     0        7,800
CHESAPEAKE ENERGY CORP           COM      165167107    6,156     276,200  SH           SOLE               179,300     0       96,900
DIRECTV                        COM CL A   25490A101    2,205      51,562  SH           SOLE                33,800     0       17,762
E M C CORP MASS                  COM      268648102    4,039     187,500  SH           SOLE               120,300     0       67,200
METROPCS COMMUNICATIONS INC      COM      591708102    9,117   1,050,341  SH           SOLE               685,500     0      364,841
NEUTRAL TANDEM INC               COM      64128B108    2,496     233,522  SH           SOLE               152,900     0       80,622
NXP SEMICONDUCTORS N V           COM      N6596X109    2,690     175,000  SH           SOLE               116,700     0       58,300
PLAINS EXPL& PRODTN CO           COM      726505100    1,469      40,000  SH           SOLE                26,000     0       14,000
QLOGIC CORP                      COM      747277101    1,500     100,000  SH           SOLE                66,500     0       33,500
SEAGATE TECHNOLOGY PLC           SHS      G7945M107   10,047     612,607  SH           SOLE               397,300     0      215,307
TELENAV INC                      COM      879455103    8,383   1,073,418  SH           SOLE               541,200     0      532,218
TEXAS INSTRS INC                 COM      882508104    1,601      55,000  SH           SOLE                36,300     0       18,700
TW TELECOM INC                   COM      87311L104    1,163      60,000  SH           SOLE                40,300     0       19,700
WESTERN DIGITAL CORP             COM      958102105    8,608     278,125  SH           SOLE               181,100     0       97,025









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